Loans And Debentures - Schedule of Loans and Debentures (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Current		R$ 2,828	R$ 2,877
Non-current		16,414	9,403
Total		19,242	12,280
Current		3,052	2,877
Non-current		16,414	9,403
Total		19,466	12,280
Transaction Costs [Member]
IfrsStatementLineItems [Line Items]
Current		(6)	(7)
Non-current		(301)	(138)
Total		(307)	(145)
(-) Discount on the issuance of debentures [Member]
IfrsStatementLineItems [Line Items]
Current	[1]	(2)	(3)
Non-current	[1]	(11)	(3)
Total	[1]	(13)	(6)
Gasmig [Member]
IfrsStatementLineItems [Line Items]
Current		158	146
Non-current		1,281	1,080
Total		R$ 1,439	1,226
Gasmig [Member] | Debentures - 9th Issue - Single series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity		2029
Annual financial cost		CDI + 0.47%
Currency		R$
Current		R$ 1
Non-current		200	200
Total		R$ 201	200
Gasmig [Member] | Debentures - 8th Issue - Single series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity		2031
Annual financial cost		IPCA + 5.27%
Currency		R$
Current		R$ 156	146
Non-current		780	880
Total		R$ 936	1,026
Gasmig [Member] | Debentures - 10th Issue - Single series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity		2035
Annual financial cost		IPCA + 6.50%
Currency		R$
Current		R$ 1
Non-current		301
Total		302
Non-current
Cemig Distribuicao [Member]
IfrsStatementLineItems [Line Items]
Current		2,400	2,503
Non-current		12,733	7,666
Total		R$ 15,133	10,169
Cemig Distribuicao [Member] | Debentures - 3rd Issue - 3rd Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity		2025
Annual financial cost		IPCA + 5.10%
Currency		R$
Current			334
Non-current
Total			334
Cemig Distribuicao [Member] | Debentures - 7th Issue - 2nd Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity		2026
Annual financial cost		IPCA + 4.10%
Currency		R$
Current		R$ 1,067	1,026
Non-current			1,023
Total		R$ 1,067	2,049
Cemig Distribuicao [Member] | Debentures - 8th Issue - 1st Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity		2027
Annual financial cost		CDI + 1.35%
Currency		R$
Current		R$ 3	3
Non-current		500	500
Total		R$ 503	503
Cemig Distribuicao [Member] | Debentures - 8th Issue - 2nd Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity		2029
Annual financial cost		IPCA + 6.10%
Currency		R$
Current		R$ 2	1
Non-current		579	556
Total		R$ 581	557
Cemig Distribuicao [Member] | Debentures - 9th Issue - Single Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity		2026
Annual financial cost		CDI + 2.05%
Currency		R$
Current		R$ 1,019	1,030
Non-current			1,000
Total		R$ 1,019	2,030
Cemig Distribuicao [Member] | Debentures - 10th Issue - 1st Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity		2029
Annual financial cost		CDI + 0.80%
Currency		R$
Current		R$ 23	17
Non-current		400	400
Total		R$ 423	417
Cemig Distribuicao [Member] | Debentures - 10th Issue - 2nd Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity		2034
Annual financial cost		IPCA + 6.15%
Currency		R$
Current		R$ 40	38
Non-current		1,728	1,659
Total		R$ 1,768	1,697
Cemig Distribuicao [Member] | Debentures - 11th Issue - 1st Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity		2031
Annual financial cost		CDI + 0.55%
Currency		R$
Current		R$ 44	29
Non-current		1,000	1,000
Total		R$ 1,044	1,029
Cemig Distribuicao [Member] | Debentures - 11th Issue - 2nd Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity		2036
Annual financial cost		IPCA + 6.58%
Currency		R$
Current		R$ 30	25
Non-current		1,592	1,528
Total		R$ 1,622	1,553
Cemig Distribuicao [Member] | Debentures - 12th Issue - 1st Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity		2032
Annual financial cost		CDI + 0.86%
Currency		R$
Current		R$ 74
Non-current		1,640
Total		R$ 1,714
Cemig Distribuicao [Member] | Debentures - 12th Issue - 2nd Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity		2040
Annual financial cost		IPCA + 7.5467%
Currency		R$
Current		R$ 19
Non-current		884
Total		R$ 903
Cemig Distribuicao [Member] | Debentures - 13th Issue - 1st Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity		2030
Annual financial cost		CDI+0.64%
Currency		R$
Current		R$ 35
Non-current		1,143
Total		R$ 1,178
Cemig Distribuicao [Member] | Debentures - 13th Issue - 2nd Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity		2032
Annual financial cost		CDI+0.80%
Currency		R$
Current		R$ 24
Non-current		752
Total		R$ 776
Cemig Distribuicao [Member] | Debentures - 14th Issue - 1st Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity		2037
Annual financial cost		IPCA+6.79%
Currency		R$
Current		R$ 16
Non-current		2,012
Total		R$ 2,028
Cemig Distribuicao [Member] | Debentures - 14th Issue - 2nd Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity		2040
Annual financial cost		IPCA+6.65%
Currency		R$
Current		R$ 4
Non-current		503
Total		507
C E M I G Geracaoe Transmissao [Member]
IfrsStatementLineItems [Line Items]
Current		278	238
Non-current		2,712	798
Total		R$ 2,990	1,036
C E M I G Geracaoe Transmissao [Member] | Debentures - 9th Issue - 1st Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity		2027
Annual financial cost		CDI + 1.33%
Currency		R$
Current		R$ 236	237
Non-current		233	467
Total		R$ 469	704
C E M I G Geracaoe Transmissao [Member] | Debentures - 9th Issue - 2nd Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity		2029
Annual financial cost		IPCA + 7.63%
Currency		R$
Current		R$ 1	1
Non-current		345	331
Total		R$ 346	332
C E M I G Geracaoe Transmissao [Member] | Debentures - 10th Issue - Single series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity		2030
Annual financial cost		CDI + 0.64%
Currency		R$
Current		R$ 28
Non-current		625
Total		R$ 653
C E M I G Geracaoe Transmissao [Member] | Debentures - 11th Issue - 1st Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity		2037
Annual financial cost		IPCA+6.79%
Currency		R$
Current		R$ 8
Non-current		1,006
Total		R$ 1,014
C E M I G Geracaoe Transmissao [Member] | Debentures - 11th Issue - 2nd Series [Member]
IfrsStatementLineItems [Line Items]
Principal maturity		2040
Annual financial cost		IPCA+6.65%
Currency		R$
Current		R$ 5
Non-current		503
Total		508
Foreign Currency [member]
IfrsStatementLineItems [Line Items]
Current		224
Non-current
Total		R$ 224
Foreign Currency [member] | Cemig Distribuicao [Member]
IfrsStatementLineItems [Line Items]
Annual financial cost		SOFR + 0.53
Foreign Currency [member] | C E M I G Geracaoe Transmissao [Member]
IfrsStatementLineItems [Line Items]
Principal maturity		2026
Currency		U$$
Current		R$ 224
Non-current
Total		R$ 224

[1]	Discount on the sale price of the 2nd series of the Seventh issue of CEMIG Distribuição.